Hatteras Alternative Mutual Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

February 25, 2011

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Hatteras Alternative Mutual Funds Trust (the “Trust”)
File Nos.: 333-86348 and 811-21079

Dear Sir or Madam:

We are attaching for filing, on behalf of the Trust, Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 34 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).  This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 for the purpose of making certain material changes to the Hatteras Alpha Hedged Strategies Fund’s (the "Fund") Prospectus, as described in the Trust's definitive proxy statement filed on January 20, 2011, as well as for the purpose of adding a new share class, Class A, for the Fund.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing shall become effective on April 30, 2011.  At or before April 30, 2011, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.  Subsequently, it is anticipated that the Trust will file a Summary Prospectus under Rule 497(k).

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures